Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events:

$3.0 million repurchase program: Subsequent to June 30, 2026 and through August 31, 2026, we repurchased an additional 30 common shares at an average price of $4.18 per share, excluding commissions. As a result, $2.1 million remains available under the current authorized share repurchase program.

M/T “Pyxis Karteria” completed its intermediate survey: Subsequent to June 30, 2026, the M/T “Pyxis Karteria” completed its intermediate survey, resulting in approximately 7.5 off-hire days.

PXSBP preferred shares: On June 29, 2026 and July 23, 2026, the Company filed Amendment No. 1 and Amendment No. 2, respectively, to its registration statement on Form F-1 with the SEC relating to the proposed public offering of up to 920,000 of its 7.00% Series B Cumulative Redeemable Perpetual Convertible Preferred Shares, including the underwriters’ over-allotment option. As of the date of issuance of these unaudited interim Consolidated Financial Statements, the proposed offering had not been completed and no Series B Preferred Shares had been issued.